Property and Equipment, net - Schedule of Property, Plant, and Equipment (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2201	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Useful life		Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to seven years.
Total Property and equipment		$ 12,427	$ 12,902	$ 10,442
Less: accumulated depreciation and amortization		(4,407)	(5,023)	(2,237)
Construction-in-progress		1,171	267	2,595
Property and equipment, net	$ 8,146	9,191	8,146	10,800
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment		$ 3,265	3,225	2,542
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		7 years
Computer and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment		$ 3,502	3,630	2,755
Computer and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Computer and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Autos And Trucks [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Total Property and equipment		$ 413	454	308
Tooling [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Total Property and equipment		$ 1,150	1,150	1,145
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life		Shorter of remaining lease term or estimated useful life
Total Property and equipment		$ 4,097	$ 4,443	$ 3,692